Financial assets held for trading - Breakdown by issuing entity and credit rating (Details) - Financial assets held for trading € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Financial assets held for trading
Nominal value	€ 6,680
Fair value	6,760
Quoted bonds issued by sovereign state
Financial assets held for trading
Nominal value	1,440
Fair value	1,462
Quoted bonds issued by sovereign states, Fixed rate bonds
Financial assets held for trading
Nominal value	1,127
Fair value	1,148
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy
Financial assets held for trading
Nominal value	734
Fair value	€ 743
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Chile
Financial assets held for trading
Nominal value	€ 177
Fair value	€ 181
Rating - Moody's	A1
Rating - S&P	A+
Quoted bonds issued by sovereign states, Fixed rate bonds | Other countries
Financial assets held for trading
Nominal value	€ 216	[1]
Fair value	€ 224	[1]
Rating - Moody's	from Aaa to Baa1	[1]
Rating - S&P	from AAA to BBB+	[1]
Quoted bonds issued by sovereign states, Floating rate bonds
Financial assets held for trading
Nominal value	€ 313
Fair value	314
Quoted bonds issued by sovereign states, Floating rate bonds | Italy
Financial assets held for trading
Nominal value	126
Fair value	€ 126
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Germany
Financial assets held for trading
Nominal value	€ 106
Fair value	€ 106
Rating - Moody's	Aaa
Rating - S&P	AAA
Quoted bonds issued by sovereign states, Floating rate bonds | Other countries
Financial assets held for trading
Nominal value	€ 81	[1]
Fair value	€ 82	[1]
Rating - Moody's	from Aaa to Baa3	[1]
Rating - S&P	from AAA to BBB	[1]
Other Bonds
Financial assets held for trading
Nominal value	€ 5,240
Fair value	5,298
Other Bonds Fixed rate bonds
Financial assets held for trading
Nominal value	2,150
Fair value	2,197
Other Bonds Fixed rate bonds | Quoted bonds issued by industrial companies
Financial assets held for trading
Nominal value	1,183
Fair value	€ 1,212
Rating - Moody's	from Aa2 to Baa3
Rating - S&P	from AA to BBB-
Other Bonds Fixed rate bonds | Quoted bonds issued by financial and insurance companies
Financial assets held for trading
Nominal value	€ 862
Fair value	€ 879
Rating - Moody's	from Aa3 to Baa3
Rating - S&P	from AA- to BBB-
Other Bonds Fixed rate bonds | Other bond
Financial assets held for trading
Nominal value	€ 105
Fair value	€ 106
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB
Other Bonds Floating rate bonds
Financial assets held for trading
Nominal value	€ 3,090
Fair value	3,101
Other Bonds Floating rate bonds | Quoted bonds issued by industrial companies
Financial assets held for trading
Nominal value	1,530
Fair value	€ 1,535
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Floating rate bonds | Quoted bonds issued by financial and insurance companies
Financial assets held for trading
Nominal value	€ 1,116
Fair value	€ 1,122
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Floating rate bonds | Other bond
Financial assets held for trading
Nominal value	€ 444
Fair value	€ 444
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB

[1]	Amounts included herein are lower than €50 million.